Exhibit 99.1

World Omni Auto Receivables Trust 2022-B
Monthly Servicer Certificate
July 31, 2022

Dates Covered
Collections Period	07/01/22 - 07/31/22
Interest Accrual Period	07/15/22 - 08/14/22
30/360 Days	30
Actual/360 Days	31
Distribution Date	08/15/22

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 06/30/22	903,143,278.12	42,905
Yield Supplement Overcollateralization Amount 06/30/22	89,501,510.84	0
Receivables Balance 06/30/22	992,644,788.96	42,905
Principal Payments	34,690,241.67	1,015
Defaulted Receivables	321,569.80	11
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 07/31/22	85,295,089.79	0
Pool Balance at 07/31/22	872,337,887.70	41,879

Pool Statistics	$ Amount	# of Accounts
Pool Factor	88.34%
Prepayment ABS Speed	1.66%
Aggregate Starting Principal Balance	1,083,969,917.66	44,920

Delinquent Receivables:
Past Due 31-60 days	6,791,076.13	271
Past Due 61-90 days	1,901,044.73	65
Past Due 91-120 days	302,510.84	13
Past Due 121+ days	0.00	0
Total	8,994,631.70	349

Total 31+ Delinquent as % Aggregate Ending Principal Balance	0.94%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.23%
Delinquency Trigger Occurred	NO

Recoveries	228,961.04
Aggregate Net Losses/(Gains) - July 2022	92,608.76
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.11%
Prior Net Losses/(Gains) Ratio	0.01%
Second Prior Net Losses/(Gains) Ratio	N/A
Third Prior Net Losses/(Gains) Ratio	N/A
Four Month Average	N/A

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.01%

Overcollateralization Target Amount	7,851,040.99
Actual Overcollateralization	7,851,040.99
Weighted Average Contract Rate	4.17%
Weighted Average Contract Rate, Yield Adjusted	8.61%
Weighted Average Remaining Term	57.06

Flow of Funds	$ Amount
Collections	38,304,986.51
Investment Earnings on Cash Accounts	10,382.68
Servicing Fee	(827,203.99)
Transfer to Collection Account	-
Available Funds	37,488,165.20

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	1,919,628.83
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	87,516.67
(5) Noteholders' Second Priority Principal Distributable Amount	7,927,100.92
(6) Class C Interest	44,987.50
(7) Noteholders' Third Priority Principal Distributable Amount	14,750,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	7,851,040.99
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	4,907,890.29

Total Distributions of Available Funds	37,488,165.20

Servicing Fee	827,203.99
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	938,920,000.00
Original Class B	29,500,000.00
Original Class C	14,750,000.00

Total Class A, B, & C
Note Balance @ 07/15/22	895,014,988.62
Principal Paid	30,528,141.91
Note Balance @ 08/15/22	864,486,846.71

Class A-1
Note Balance @ 07/15/22	140,844,988.62
Principal Paid	30,528,141.91
Note Balance @ 08/15/22	110,316,846.71
Note Factor @ 08/15/22	48.1732955%

Class A-2a
Note Balance @ 07/15/22	247,800,000.00
Principal Paid	0.00
Note Balance @ 08/15/22	247,800,000.00
Note Factor @ 08/15/22	100.0000000%

Class A-2b
Note Balance @ 07/15/22	106,200,000.00
Principal Paid	0.00
Note Balance @ 08/15/22	106,200,000.00
Note Factor @ 08/15/22	100.0000000%

Class A-3
Note Balance @ 07/15/22	266,000,000.00
Principal Paid	0.00
Note Balance @ 08/15/22	266,000,000.00
Note Factor @ 08/15/22	100.0000000%

Class A-4
Note Balance @ 07/15/22	89,920,000.00
Principal Paid	0.00
Note Balance @ 08/15/22	89,920,000.00
Note Factor @ 08/15/22	100.0000000%

Class B
Note Balance @ 07/15/22	29,500,000.00
Principal Paid	0.00
Note Balance @ 08/15/22	29,500,000.00
Note Factor @ 08/15/22	100.0000000%

Class C
Note Balance @ 07/15/22	14,750,000.00
Principal Paid	0.00
Note Balance @ 08/15/22	14,750,000.00
Note Factor @ 08/15/22	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	2,052,133.00
Total Principal Paid	30,528,141.91
Total Paid	32,580,274.91

Class A-1
Coupon	1.54800%
Interest Paid	187,746.37
Principal Paid	30,528,141.91
Total Paid to A-1 Holders	30,715,888.28

Class A-2a
Coupon	2.77000%
Interest Paid	572,005.00
Principal Paid	0.00
Total Paid to A-2a Holders	572,005.00

Class A-2b
One-Month SOFR	1.41677%
Coupon	1.98677%
Interest Paid	181,690.12
Principal Paid	0.00
Total Paid to A-2b Holders	181,690.12

Class A-3
Coupon	3.25000%
Interest Paid	720,416.67
Principal Paid	0.00
Total Paid to A-3 Holders	720,416.67

Class A-4
Coupon	3.44000%
Interest Paid	257,770.67
Principal Paid	0.00
Total Paid to A-4 Holders	257,770.67

Class B
Coupon	3.56000%
Interest Paid	87,516.67
Principal Paid	0.00
Total Paid to B Holders	87,516.67

Class C
Coupon	3.66000%
Interest Paid	44,987.50
Principal Paid	0.00
Total Paid to C Holders	44,987.50

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	2.0872616
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	31.0507256
Total Distribution Amount	33.1379872

A-1 Interest Distribution Amount	0.8198531
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	133.3106634
Total A-1 Distribution Amount	134.1305165

A-2a Interest Distribution Amount	2.3083333
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	2.3083333

A-2b Interest Distribution Amount	1.7108298
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	1.7108298

A-3 Interest Distribution Amount	2.7083333
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	2.7083333

A-4 Interest Distribution Amount	2.8666667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	2.8666667

B Interest Distribution Amount	2.9666668
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	2.9666668

C Interest Distribution Amount	3.0500000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	3.0500000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	259.67
Noteholders' Third Priority Principal Distributable Amount	483.16
Noteholders' Principal Distributable Amount	257.17

Account Balances	$ Amount
Reserve Account
Balance as of 07/15/22	4,915,858.40
Investment Earnings	6,402.96
Investment Earnings Paid	(6,402.96)
Deposit/(Withdrawal)	-
Balance as of 08/15/22	4,915,858.40
Change	-

Required Reserve Amount	4,915,858.40

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$2,567,043.80	$2,361,848.91	N/A
Number of Extensions	103	89	N/A
Ratio of extensions to Beginning of Period Receivables Balance	0.26%	0.22%	N/A